Revenue from contracts with customer - Net System Sales per End-Use (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) Unit	Dec. 31, 2019 EUR (€) Unit	Dec. 31, 2018 EUR (€) Unit
Disaggregation of Revenue [Line Items]
Net sales	€ 13,978.5	€ 11,820.0	€ 10,944.0
System sales
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	395	344	338
Net sales	€ 10,316.6	€ 8,996.2	€ 8,259.1
System sales | Logic
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	260	238	125
Net sales	€ 7,393.0	€ 6,565.3	€ 3,713.7
System sales | Memory
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	135	106	213
Net sales	€ 2,923.6	€ 2,430.9	€ 4,545.4